SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER EMERGING MARKET EQUITY FUND
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SCHRODER EMERGING MARKET EQUITY FUND	SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares	SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SCHRODER EMERGING MARKET EQUITY FUND		SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares	SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.20%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.20%	1.35%	1.60%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Net Annual Fund Operating Expenses		1.10%	1.25%	1.50%
[1]	"Other Expenses" shown for Investor Shares and Advisor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to each class. For the fiscal year ended October 31, 2015, the Fund paid 0.13% and 0.13% of the average daily net assets attributable to its Investor Shares and Advisor Shares, respectively, under the plan.
[2]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2017 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund's R6 Shares, exceed 1.10% of the R6 Shares' average daily net assets, for the Fund's Investor Shares, exceed 1.25% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.50% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 28, 2017, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

(whether or not shares are redeemed)
Expense Example - SCHRODER EMERGING MARKET EQUITY FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares	112	371	650	1,446
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	127	418	730	1,615
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	153	495	861	1,892

(whether or not shares are redeemed)
Expense Example No Redemption - SCHRODER EMERGING MARKET EQUITY FUND - USD ($)	1 year	3 years	5 years	10 years
SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares	112	371	650	1,446
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	127	418	730	1,615
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	153	495	861	1,892

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies.

The Fund normally invests at least 80% of its net assets in equity securities of "emerging market" companies. The Fund's sub-adviser currently considers "emerging market" companies to be issuers listed or domiciled in, deriving a substantial portion of their revenues from, or having a substantial portion of their assets in countries represented in the MSCI Emerging Market Index, which covers 23 countries and over 800 stocks in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa, though the sub-adviser may at times determine to invest in the wider emerging markets universe. The Fund will typically seek to allocate its investments among a number of different emerging market countries. Although there is no percentage limit on investments in any one emerging market country, the sub-adviser will refer to the country allocation of the Fund's benchmark index as a guide in making allocation decisions. The Fund invests in countries and companies that its sub-adviser believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks (or units of ordinary and preference shares), equity-linked notes, convertible securities, warrants and depositary receipts of companies of any size market capitalization. The Fund may also invest in securities issued in initial public offerings ("IPOs") and may use structured notes, swap transactions, index futures, and other derivative instruments in pursuing its principal investment strategies. In addition, the Fund may invest in other investment companies, such as open-end funds, closed-end funds and exchange-traded funds ("ETFs"), including investment companies that are sponsored or managed by the adviser, sub-adviser or their affiliates. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods.

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Foreign Securities Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries or by foreign withholding taxes;

•  Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

•  Depositary Receipts Risk: depositary receipts in which the Fund may invest are receipts listed on U.S. exchanges that are issued by banks or trust companies to provide an investor an indirect investment in underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading markets. Unsponsored depositary receipts may be less liquid than sponsored depositary receipts;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, as well as investments in small cap securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart only shows the performance of the Fund's Investor Shares; performance of the Fund's Advisor Shares would be less favorable than the performance of its Investor Shares because Advisor Shares are subject to higher expenses, while performance of its R6 Shares would be more favorable than the performance of its Investor Shares because R6 Shares are subject to lower expenses. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest	Lowest
6/30/09	9/30/08
33.48%	-27.54%

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - SCHRODER EMERGING MARKET EQUITY FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	(12.68%)	(3.77%)	3.07%	Mar. 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS	(12.94%)	(3.99%)	2.85%	Mar. 31, 2006
SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares	(12.63%)	(3.76%)	3.07%	Mar. 31, 2006
After Taxes on Distributions | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	(13.04%)	(3.85%)	2.70%
After Taxes on Distributions and Sale of Fund Shares | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS	(7.18%)	(2.64%)	2.62%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(14.92%)	(4.81%)	2.51%	Mar. 31, 2006

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for R6 Shares and Advisor Shares will vary as a result of the different expenses of each share class.